PROPERTY AND EQUIPMENT - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment

	September 30, 2023	December 31, 2022
Computer equipment	$21	$13
Furniture and fixtures	13	13
	34	26
Accumulated depreciation	(25)	(22)
	$9	$4

Private GRI
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment

	December 31,
	2022	2021
Computer equipment (useful life – 5 years)	$13	$10
Furniture and fixtures (useful life – 5 years)	13	13
	26	23
Accumulated depreciation	(22)	(20)
	$4	$3